Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 7,026	$ 7,389
Current portion	1,644	1,111
Long-term portion	5,382	6,278
Derivative instrument liability	246	327
Derivative instrument liability, Long-term portion	246	327
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	246	327
3.369% notes, due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	75	99
3.369% notes, due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	75	99
4.35% notes, due 2020 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	128	163
4.35% notes, due 2020 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	128	163
3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	43	65
3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	43	65
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	7,026	7,389
Current portion	1,644	1,111
Long-term portion	5,382	6,278
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	7,449	7,713
Primary debt instruments [member] | Bank and Other [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	4	9
Primary debt instruments [member] | Bank and Other [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	7	13
Primary debt instruments [member] | Commercial paper [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,637
Primary debt instruments [member] | Commercial paper [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,641
Primary debt instruments [member] | 3.369% notes, due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	398	372
Primary debt instruments [member] | 3.369% notes, due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	405	386
Primary debt instruments [member] | 4.35% notes, due 2020 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	597	557
Primary debt instruments [member] | 4.35% notes, due 2020 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	629	601
Primary debt instruments [member] | 3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	437	408
Primary debt instruments [member] | 3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	450	426
Primary debt instruments [member] | 1.30% Notes, Due 2017 [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		549
Primary debt instruments [member] | 1.30% Notes, Due 2017 [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		550
Primary debt instruments [member] | 1.65% Notes, Due 2017 [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		549
Primary debt instruments [member] | 1.65% Notes, Due 2017 [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		550
Primary debt instruments [member] | 6.50% Notes, Due 2018 [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		998
Primary debt instruments [member] | 6.50% Notes, Due 2018 [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		1,067
Primary debt instruments [member] | 4.70% notes, due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	499	499
Primary debt instruments [member] | 4.70% notes, due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	519	528
Primary debt instruments [member] | 3.95% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	349	348
Primary debt instruments [member] | 3.95% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	361	361
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	597	595
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	634	625
Primary debt instruments [member] | 3.85% notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	447	446
Primary debt instruments [member] | 3.85% notes, due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	459	454
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	495	494
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	497	481
Primary debt instruments [member] | 4.50% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	341	341
Primary debt instruments [member] | 4.50% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	361	325
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	341	341
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	420	378
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	394	394
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	459	424
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	490	489
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 607	$ 544